Goodwill	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
Goodwill

6. Goodwill

The changes in carrying value of goodwill are as follows:

	As of
	March 31, 2024 (unaudited)	December 31, 2023
Carrying value at beginning of year	$42,575	$39,344
Goodwill acquired in acquisition of Men’s Journal	-	1,246
Goodwill acquired in acquisition of Fexy Studios	-	1,985
Carrying value at end of period	$42,575	$42,575

11. Goodwill

The changes in carrying value of goodwill are as follows:

	As of December 31,
	2023	2022
Carrying value at beginning of year	$39,344	$19,619
Goodwill acquired in acquisition of Parade	-	2,587
Goodwill acquired in acquisition of Men’s Journal	1,246	17,138
Goodwill acquired in acquisition of Fexy Studios	1,985	-
Loss on impairment	-	-
Carrying value at end of year	$42,575	$39,344

The Company performs its annual impairment test at the reporting unit level, which is the operating segment or one level below the operating segment. Management determined that the Company would be aggregated into a single reporting unit for purposes of performing the impairment test for goodwill.

The Company, as part of its annual impairment evaluation of goodwill of its one reporting unit, performs the goodwill impairment test in accordance with applicable guidance. The guidance provides an entity the option to first perform a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If an entity determines that this is the case, it is required to perform the goodwill impairment test to identify potential goodwill impairment and measure the amount of goodwill impairment loss to be recognized for that reporting unit, if any. If an entity determines that the fair value of a reporting unit is greater than its carrying amount, the goodwill impairment test is not required. The annual impairment test was performed on December 31, 2023. No goodwill impairment was identified during the years ended December 31, 2023 and 2022, respectively.

Bridge Media Networks L L C [Member]
Restructuring Cost and Reserve [Line Items]
Goodwill

Note 3 – Goodwill

The changes in carrying value of goodwill are as follows:

($ in thousands)	2024	2023
Carrying value at the beginning of the year	$697	$697
Goodwill acquired in acquisition	-	-
Carrying value at the end of the year	$697	$697

Note 4 – Goodwill

The changes in carrying value of goodwill are as follows:

($ in thousands)	2023	2022
Carrying value at the beginning of the year	$697	$-
Goodwill acquired in acquisition	-	697
Carrying value at the end of the year	$697	$697

The Company, as part of its annual impairment evaluation of goodwill of its one reporting unit, performs the goodwill impairment test in accordance with applicable guidance. ASC 350, Intangibles - Goodwill and Other, permits an entity to assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than it carrying amount before applying the goodwill impairment model. If it is determined through the qualitative assessment that a reporting unit’s fair value is more likely than not greater than its carrying value, the remaining impairment steps would be unnecessary. The annual impairment test was performed on December 31, 2023. No impairment of goodwill has been identified during the years ended December 31, 2023 and 2022.

Bridge Media Networks, LLC

Notes to Financial Statements

December 31, 2023 and 2022